Goodwill and Intangible Assets -Additional Information (Detail) - USD ($) $ in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018
Goodwill [Line Items]
Goodwill impairment charges			$ 652.0
Intangible assets acquired	$ 10.4	$ 42.5
Amortization expense	$ 189.9	$ 191.2	188.8
Intangible asset impairment charges			580.0
Sales [Member]
Goodwill [Line Items]
Goodwill impairment charges			$ 652.0